GUARANTOR SUBSIDIARIES	9 Months Ended
Sep. 27, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and the majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. Through September 27, 2013, dividends totaling $32.5 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive (loss) income, and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below, for all financial statement periods presented, reflect the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which was recorded at fair value at the date of acquisition. In the Successor periods, certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF SEPTEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$242	$5,858	$2,926	$—	$9,026
Accounts receivable - trade, net	—	159,335	26,211	—	185,546
Inventories	—	236,362	24,862	—	261,224
Intercompany receivable	17,937	—	11,343	(29,280)	—
Other current assets	28,209	45,455	4,401	(17,024)	61,041
Total current assets	46,388	447,010	69,743	(46,304)	516,837

Property and equipment, net	—	54,209	4,035	—	58,244
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	14,761	128,256	32,291	277,767	453,075
Investment in subsidiaries	777,960	101,900	—	(879,860)	—
Other assets	—	2,438	8,375	(836)	9,977
Total assets	$839,109	$1,079,838	$132,623	$(511,944)	$1,539,626

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,865	$16,280	$—	$123,145
Accrued expenses and other current liabilities	7,791	82,024	14,346	(19,672)	84,489
Intercompany payable	—	29,280	—	(29,280)	—
Current portion of capital leases	—	302	—	—	302
Total current liabilities	7,791	218,471	30,626	(48,952)	207,936

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	420,046	—	19,152	804,198
Other liabilities	111,888	64,265	97	(3,188)	173,062
Total liabilities	484,679	702,782	30,723	(32,988)	1,185,196

Stockholders' Equity	354,430	377,056	101,900	(478,956)	354,430
Total liabilities and stockholders' equity	$839,109	$1,079,838	$132,623	$(511,944)	$1,539,626

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,218	—	157,487
Inventories	—	225,829	23,722	—	249,551
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,545	(170)	66,776
Total current assets	57,943	403,076	53,732	(23,432)	491,319

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' Equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE THREE MONTHS ENDED SEPTEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$360,846	$60,695	$—	$421,541
Cost of sales	—	229,015	45,548	—	274,563
Gross profit	—	131,831	15,147	—	146,978

Operating Expenses:
Selling, general and administrative expenses	95	122,166	7,382	409	130,052
Depreciation and amortization	—	6,768	445	5,318	12,531
Merger related expenses	—	303	—	—	303
Operating (loss) income	(95)	2,594	7,320	(5,727)	4,092

Equity earnings of subsidiaries	3,050	(5,184)	—	2,134	—

Interest and other (expense) income, net	(9,653)	(7,384)	755	977	(15,305)
(Loss) income before income taxes	(12,798)	394	8,075	(6,884)	(11,213)
Income tax (benefit) provision	(5,592)	(1,306)	2,891	—	(4,007)
Net (loss) income	(7,206)	1,700	5,184	(6,884)	(7,206)
Other comprehensive income	159	159	—	(159)	159
Comprehensive (loss) income	$(7,047)	$1,859	$5,184	$(7,043)	$(7,047)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE PERIOD FROM SEPTEMBER 8, 2012 THROUGH SEPTEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$80,901	$—	$—	$80,901
Cost of sales	—	50,601	—	—	50,601
Gross profit	—	30,300	—	—	30,300

Operating Expenses:
Selling, general and administrative expenses	—	21,429	2	(1,160)	20,271
Depreciation and amortization	—	1,440	—	927	2,367
Merger related expenses	27,890	9,805	—	—	37,695
Other operating income	—	—	(1,207)	1,207	—
Operating (loss) income	(27,890)	(2,374)	1,205	(974)	(30,033)

Equity earnings of subsidiaries	(2,874)	(1,106)	—	3,980	—

Interest and other (expense) income, net	(2,487)	(1,912)	247	245	(3,907)
(Loss) income before income taxes	(27,503)	(3,180)	1,452	(4,709)	(33,940)
Income tax (benefit) provision	(3,518)	(6,054)	346	—	(9,226)
Net (loss) income	(23,985)	2,874	1,106	(4,709)	(24,714)
Other comprehensive loss	—	(41)	—	—	(41)
Comprehensive (loss) income	$(23,985)	$2,833	$1,106	$(4,709)	$(24,755)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE PERIOD JUNE 30, 2012 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$269,349	$—	$—	$269,349
Cost of sales	—	172,294	—	—	172,294
Gross profit	—	97,055	—	—	97,055

Operating Expenses:
Selling, general and administrative expenses	—	75,939	5	(4,024)	71,920
Depreciation and amortization	—	5,048	—	—	5,048
Merger related expenses	—	16,864	—	—	16,864
Other operating income	—	—	(4,024)	4,024	—
Operating (loss) income	—	(796)	4,019	—	3,223

Equity earnings of subsidiaries	3,662	(3,615)	—	(47)	—

Loss on extinguishment of debt, net	—	(2,214)	—	—	(2,214)
Interest and other (expense) income, net	—	(4,792)	750	—	(4,042)
(Loss) income before income taxes	(3,662)	(4,187)	4,769	47	(3,033)
Income tax (benefit) provision	—	(525)	1,154	—	629
Net (loss) income	(3,662)	(3,662)	3,615	47	(3,662)
Other comprehensive income	—	201	—	—	201
Comprehensive (loss) income	$(3,662)	$(3,461)	$3,615	$47	$(3,461)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,025,002	$182,998	$—	$1,208,000
Cost of sales	—	653,101	137,892	—	790,993
Gross profit	—	371,901	45,106	—	417,007

Operating Expenses:
Selling, general and administrative expenses	226	324,070	22,157	835	347,288
Depreciation and amortization	—	20,302	1,329	15,952	37,583
Merger related expenses	55	1,220	—	—	1,275
Operating (loss) income	(281)	26,309	21,620	(16,787)	30,861

Equity earnings of subsidiaries	(3,518)	(15,095)	—	18,613	—

Interest and other (expense) income, net	(28,911)	(22,292)	2,216	2,880	(46,107)
(Loss) income before income taxes	(25,674)	19,112	23,836	(32,520)	(15,246)
Income tax (benefit) provision	(18,160)	1,687	8,741	—	(7,732)
Net (loss) income	(7,514)	17,425	15,095	(32,520)	(7,514)
Other comprehensive loss	(259)	(259)	—	259	(259)
Comprehensive (loss) income	$(7,773)	$17,166	$15,095	$(32,261)	$(7,773)

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE PERIOD FROM SEPTEMBER 8, 2012 THROUGH SEPTEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$80,901	$—	$—	$80,901
Cost of sales	—	50,601	—	—	50,601
Gross profit	—	30,300	—	—	30,300

Operating Expenses:
Selling, general and administrative expenses	—	21,429	2	(1,160)	20,271
Depreciation and amortization	—	1,440	—	927	2,367
Merger related expenses	27,890	9,805	—	—	37,695
Other operating income	—	—	(1,207)	1,207	—
Operating (loss) income	(27,890)	(2,374)	1,205	(974)	(30,033)

Equity earnings of subsidiaries	(2,874)	(1,106)	—	3,980	—

Interest and other (expense) income, net	(2,487)	(1,912)	247	245	(3,907)
(Loss) income before income taxes	(27,503)	(3,180)	1,452	(4,709)	(33,940)
Income tax (benefit) provision	(3,518)	(6,054)	346	—	(9,226)
Net (loss) income	(23,985)	2,874	1,106	(4,709)	(24,714)
Other comprehensive loss	—	(41)	—	—	(41)
Comprehensive (loss) income	$(23,985)	$2,833	$1,106	$(4,709)	$(24,755)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
For the period December 31, 2011 through September 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$917,752	$—	$—	$917,752
Cost of sales	—	584,033	—	—	584,033
Gross profit	—	333,719	—	—	333,719

Operating Expenses:
Selling, general and administrative expenses	—	269,138	13	(13,742)	255,409
Depreciation and amortization	—	17,707	—	—	17,707
Merger related expenses	—	19,049	—	—	19,049
Other operating income	—	—	(13,742)	13,742	—
Operating income	—	27,825	13,729	—	41,554

Equity earnings of subsidiaries	(12,824)	(10,881)	—	23,705	—

Loss on extinguishment of debt, net	—	(2,214)	—	—	(2,214)
Interest and other (expense) income, net	—	(17,610)	2,478	—	(15,132)
Income before income taxes	12,824	18,882	16,207	(23,705)	24,208
Income tax provision	—	6,058	5,326	—	11,384
Net income	12,824	12,824	10,881	(23,705)	12,824
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	12,824	(58,141)	10,881	47,260	12,824
Other comprehensive income	—	189	—	—	189
Comprehensive income (loss)	$12,824	$(57,952)	$10,881	$47,260	$13,013
_________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 27, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(31,471)	$11,460	$31,557	$—	$11,546
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(14,017)	(398)	—	(14,415)
Dividends received from subsidiary issuer	32,500	—	—	(32,500)	—
Net cash provided by (used in) investing activities	32,500	(14,017)	(398)	(32,500)	(14,415)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	1,845	—	—	1,845
Proceeds from ABL Facility	—	104,000	—	—	104,000
Payments on ABL Facility	—	(111,500)	—	—	(111,500)
Payment of debt financing costs	(228)	—	—	—	(228)
Payments on capital lease obligations	—	(399)	—	—	(399)
Proceeds from issuance of common stock	800	—	—	—	800
Dividends paid to parent company	—	(32,500)	—	32,500	—
Intercompany activity	(2,814)	33,294	(30,480)	—	—
Net cash (used in) provided by financing activities	(2,242)	(5,260)	(30,480)	32,500	(5,482)
Effect of exchange rate changes on cash and cash equivalents	—	(128)	—	—	(128)
Net (decrease) increase in cash and cash equivalents	(1,213)	(7,945)	679	—	(8,479)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$242	$5,858	$2,926	$—	$9,026

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE PERIOD SEPTEMBER 8, 2012 THROUGH SEPTEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(35,728)	$6,354	$(2)	$—	$(29,376)
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	—	—	—	(825,717)
Purchases of property and equipment, net	—	(1,294)	—	—	(1,294)
Dividends received from subsidiary issuer	162,261	—	—	(162,261)	—
Net cash used in investing activities	(663,456)	(1,294)	—	(162,261)	(827,011)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	—	—	—	350,886
Increase in purchase card payable, net	—	2,819	—	—	2,819
Proceeds from issuance of HoldCo Notes	365,000	—	—	—	365,000
Proceeds from ABL Facility	—	80,000	—	—	80,000
Payments on ABL Facility	—	(11,000)	—	—	(11,000)
Payment of debt financing costs	(16,701)	(9,645)	—	—	(26,346)
Payments on capital lease obligations	—	(46)	—	—	(46)
Dividends paid to parent company	—	(162,261)	—	162,261	—
Net cash provided by (used in) financing activities	699,185	(100,133)	—	162,261	761,313
Effect of exchange rate changes on cash and cash equivalents	—	(19)	—	—	(19)
Net increase (decrease) in cash and cash equivalents	1	(95,092)	(2)	—	(95,093)
Cash and cash equivalents at beginning of period	—	107,527	75	—	107,602
Cash and cash equivalents at end of period	$1	$12,435	$73	$—	$12,509

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE PERIOD DECEMBER 31, 2011 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$24,917	$37	$—	$24,954
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(11,966)	—	—	(11,966)
Dividends received from subsidiary issuer	1,450	—	—	(1,450)	—
Other	—	(3,278)	—	—	(3,278)
Net cash provided by (used in) investing activities	1,450	(15,244)	—	(1,450)	(15,244)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,840)	—	—	(3,840)
Payment of debt financing costs	—	(355)	—	—	(355)
Payments on capital lease obligations	—	(456)	—	—	(456)
Purchases of treasury stock	(1,450)	—	—	—	(1,450)
Dividends paid to parent company	—	(1,450)	—	1,450	—
Other	—	6,761	—	—	6,761
Net cash (used in) provided by financing activities	(1,450)	660	—	1,450	660
Effect of exchange rate changes on cash and cash equivalents	—	133	—	—	133
Net increase in cash and cash equivalents	—	10,466	37	—	10,503
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$107,527	$75	$—	$107,602